Gain on divestment of an equity investee (Details) $ in Millions				12 Months Ended
	Sep. 28, 2021 USD ($)	Sep. 23, 2021 USD ($)	May 13, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 15, 2021 USD ($)	Jun. 15, 2021 HKD ($)
Equity method investment
Cash consideration				$ 159,118,000
Dividend receivables, current				46,387,000
Due to related parties under other payables, accruals and advance receipts
Equity method investment
Future brand liability				1,538,000
Other non-current liabilities
Equity method investment
Future brand liability				9,766,000
Hutchison Whampoa Enterprises Limited
Equity method investment
Annual payment of royalty for usage of brand					$ 1,500,000	$ 12
Aggregate amount of royalty for usage of brand					$ 15,400,000	$ 120
Future brand liability	$ 12,700,000
HBYS
Equity method investment
Cash consideration	$ 159,100,000			159,118,000
Dividends declared		$ 59,700,000	$ 46,500,000
Dividend receivables, current				$ 46,400,000